Commitments, liabilities and contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Accrued tax expense	₨ 0
Disallowance of returned income with no impact on tax outflow	440
Unabsorbed losses or depreciation	0	₨ 0
Unused tax losses for which no deferred tax asset recognised	0
Commissioning Of Wind And Solar Energy Projects
Statement [Line Items]
Capital commitment	55,483	11,955
Financial gurantees given for renewable projects | PPA
Statement [Line Items]
Financial guarantees renewable projects	₨ 13,218	₨ 15,046